Business Combination Business Combinations - Acquired Markers Accretiable Yield (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Oct. 06, 2017
Business Combinations [Abstract]
Certain Loans Acquired in Transfer, Accretable Yield	$ 6	$ 8
Accretion Expense	$ (2)